Contigent Purchase Consideration (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 05, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingent purchase consideration measured on the acquisition of USB					$ 24,716,957		$ 24,716,957
Changes in fair value	$ 482,059	$ 569,076	$ 1,397,833	$ 569,076	(11,857,558)
Closing balance as of December 31,	14,257,232		14,257,232		12,859,399
Opening balance			12,859,399
Closing balance	$ 14,257,232		$ 14,257,232		$ 12,859,399